DEFERRED INCOME TAXES (Narrative) (Details)	Dec. 31, 2020 USD ($)
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 17,100,000